Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 5,868,725	$ 5,679,977	$ 2,408,448
Operating Expenses:
Selling expenses	95,207	186,641	82,225
Payroll, payroll taxes and others	4,668,507	3,710,697	2,214,975
Professional fees	404,850	634,372
Operating leases expenses	116,532	184,802	141,959
Depreciation and amortization	21,996	15,180	12,575
Provision (reduction) for doubtful accounts, net	3,786	(38,883)	(146,174)
Other general and administrative	316,989	628,608	667,267
Total Operating Expenses	5,627,867	5,321,417	2,972,827
Income (loss) from Operations	240,858	358,560	(564,379)
Other income (Expense):
Gain on sale of asset		1,705
(Loss) gain on foreign currency transactions	(31,109)	12,072
Loss on disposal of subsidiary		(4,970)
Interest income	68,701	30,662	26,565
Other income	8,343	2,707
Total other income	45,935	42,176	26,565
Income (loss) before income tax	286,793	400,736	(537,814)
Income tax	(32,900)	(101,372)
Net income (loss)	253,893	299,364	(537,814)
Net loss attributable to noncontrolling interest	4,146	153,742	21,843
Net income (loss) attributable to MDJM Ltd ordinary shareholders	$ 258,039	$ 453,106	$ (515,971)
Net income (loss) per ordinary share attributable to MDJM Ltd ordinary shareholders	$ 0.02	$ 0.04	$ (0.05)
Weighted-average shares outstanding, basic and diluted	11,652,882	11,640,661	10,400,408
Comprehensive income (loss):
Net income (loss)	$ 253,893	$ 299,364	$ (537,814)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	251,919	(53,156)	(170,344)
Comprehensive income (loss)	505,812	246,208	(708,158)
Comprehensive income (loss) attributable to non-controlling interest	(9,132)	2,398	823
Comprehensive income (loss) attributable to MDJM Ltd shareholders	$ 496,680	$ 248,606	$ (707,335)